Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments by Category
(a)
Financial instruments by category

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	128,224	42,735
Financial assets at fair value through other comprehensive income
Designation of equity instruments	338,102	120,317
Financial assets at amortized cost
Cash and cash equivalents	9,896,604	12,354,035
Financial assets at amortized cost	136,093	78,477
Accounts receivable	4,381,563	5,326,381
Other receivables	131,863	44,576
Refundable deposits	21,771	20,707
	15,034,220	17,987,228
Financial liabilities
Financial liabilities at amortized cost
Notes payable	132	484
Accounts payable	560,802	784,919
Other payables	3,796,481	3,479,045
Other payables – related parties	—	58,549
Long-term bank loans (including current portion)	13,967,801	14,911,719
Lease liabilities (including current portion)	920,402	1,065,401
Guarantee deposits	21,600	21,235
	19,267,218	20,321,352

Information on Assets and Liabilities Denominated in Foreign Currencies whose Values would be Materially Affected by Exchange Rate Fluctuations	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2022
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	208,989	30.7100	6,418,052
JPY000	114,940	0.2324	26,712
RMB000	7,199	4.4080	31,733
Non-monetary items
JPY000	1,454,830	0.2324	338,102
RMB000	927,037	4.4080	4,086,378
Financial liabilities
Monetary items
US$000	11,031	30.7100	338,762
JPY000	1,587,732	0.2324	368,989

	December 31, 2023
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	149,837	30.7050	4,600,745
JPY000	188,904	0.2172	41,030
RMB000	5,595	4.3270	24,210
Non-monetary items
JPY000	553,946	0.2172	120,317
Financial liabilities
Monetary items
US$000	21,175	30.7050	650,178
JPY000	1,102,264	0.2172	239,412

Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency
6.
Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2021
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	260,390	—
JPY000	5%	1,702	—
RMB000	5%	1,074	—
Financial liabilities
Monetary items
US$000	5%	73,410	—
JPY000	5%	13,103	—

	Year ended December 31, 2022
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	320,903	—
JPY000	5%	1,336	—
RMB000	5%	1,587	—
Financial liabilities
Monetary items
US$000	5%	16,938	—
JPY000	5%	18,449	—

	Year ended December 31, 2023
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	230,037	—
JPY000	5%	2,052	—
RMB000	5%	1,211	—
Financial liabilities
Monetary items
US$000	5%	32,509	—
JPY000	5%	11,971	—

Summary of Loss Rate Methodology	As of December 31, 2022 and 2023 the loss rate methodologies are as follows:

	December 31, 2022
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.060%	0.060%	0.060%
Total carrying amount	381,587	4,384,232	131,908
Loss allowance	(229)	(2,669)	(45)

	December 31, 2023
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.045%	0.045%	0.045%
Total carrying amount	384,057	5,328,835	44,589
Loss allowance	(174)	(2,454)	(13)

Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables
7.
Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(117)	(1,620)	(10)
Provision for impairment loss	(3)	(290)	(6)
December 31	(120)	(1,910)	(16)

	2022
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(120)	(1,910)	(16)
Provision for impairment loss	(109)	(759)	(29)
December 31	(229)	(2,669)	(45)

	2023
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(229)	(2,669)	(45)
Reversal of impairment loss	55	215	32
December 31	(174)	(2,454)	(13)

Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments

	December 31, 2022
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	1,699,165	5,675,288	5,354,335	1,914,280	14,643,068
Lease liabilities	174,460	182,767	57,057	704,503	1,118,787
Guarantee deposits	—	—	—	21,600	21,600
	1,873,625	5,858,055	5,411,392	2,640,383	15,783,455

	December 31, 2023
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	2,469,744	7,506,844	4,273,199	1,330,797	15,580,584
Lease liabilities	267,759	250,104	57,856	681,975	1,257,694
Guarantee deposits	—	—	—	21,235	21,235
	2,737,503	7,756,948	4,331,055	2,034,007	16,859,513

Summary of Natures of Assets and Liabilities
i)
The related information of natures of the assets and liabilities are as follows:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	128,224	—	—	128,224
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	338,102	338,102
	128,224	—	338,102	466,326

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	42,735	—	—	42,735
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	120,317	120,317
	42,735	—	120,317	163,052

Summary of Movements of Level 3
(d)
The following table shows the movements of Level 3 for the years ended December 31, 2022 and 2023:

	Equity instruments
	2022	2023
	NT$000	NT$000
January 1	384,521	338,102
Gains or losses recognized in other comprehensive income
Recorded as unrealized loss on valuation of financial assets at fair value through other comprehensive income	(46,419)	(217,785)
Purchases	—	12,500
Reclassified as investments accounted for using equity method	—	(12,500)
December 31	338,102	120,317

Summary of Qualitative Information and Sensitivity Analysis of Changes in Significant Unobservable Inputs Under Valuation Model Used in Level 3 Fair Value Measurement
(f)
The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2022	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	338,102	Comparable companies	Enterprise value to EBITDA multiple	4.82	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2023	Valuation technique	Significant unobservable input	Range	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	120,317	Comparable companies	Enterprise value to EBITDA multiple	8.23	The higher the multiple, the higher the fair value
			Price to book ratio multiple	1.64	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.70%	The higher the discount for lack of marketability, the lower the fair value

Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized

			December 31, 2022
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	2,876	2,883
	Discount for lack of marketability	±1%	—	—	3,990	4,039
			—	—	6,866	6,922

			December 31, 2023
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Enterprise value to EBITDA multiple	±1%	—	—	748	709
	Price to book ratio multiple	±1%	—	—	30	30
	Discount for lack of marketability	±1%	—	—	1,453	1,413
			—	—	2,231	2,152